Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 29, 2016

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015)

Disclosure Relating to AllianzGI Focused Growth Fund

Within the Fund Summary relating to AllianzGI Focused Growth Fund (the “Fund”), the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Scott T. Migliori, CFA, lead portfolio manager, managing director and CIO of Equity U.S., has managed the Fund since 2012.*

Karen Hiatt, CFA, senior portfolio manager and director, has managed the Fund since 2012.*

David Jedlicka, CFA, portfolio manager and vice president, has managed the Fund since 2012.

Raphael Edelman, portfolio manager, has managed the Fund since 2016.

*	Effective on or about June 30, 2016, Mr. Migliori will no longer serve as a portfolio manager of the Fund and Ms. Hiatt will assume the role of lead portfolio manager of the Fund.

The information relating to the Fund contained in the table in the subsection “Management of the Funds — Sub-Advisers — AllianzGI U.S.” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Focused Growth Fund	Scott T. Migliori, CFA (Lead)*	2012	Mr. Migliori, CFA, is a portfolio manager, a managing director and CIO Equity US with Allianz Global Investors, which he joined in 2003. He has 20 years of investment-industry experience and previously worked with Provident Investment Counsel. Mr. Migliori has a B.S. in accounting from University of Southern California, a JD from the Boalt Hall School of Law at the University of California, Berkeley, and an M.B.A. from the UCLA Anderson School of Management.

	Karen Hiatt, CFA*	2012	Ms. Hiatt, CFA, is a senior portfolio manager and a director with Allianz Global Investors, which she joined in 1998. She has portfolio-management responsibilities for the firm’s US Large Cap Select Growth and Focused Growth strategies. Ms. Hiatt has 20 years of investment-industry experience. She was previously a vice president at Bioscience Securities, where she covered food and agricultural biotech companies, and constructed M&A valuation models. Ms. Hiatt has a B.S. in finance, cum laude, from Santa Clara University.

David Jedlicka, CFA	2012	Mr. Jedlicka, CFA, is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2000. He is a member of the US Large Cap Equity team. Mr. Jedlicka has 19 years of investment-industry experience. Before joining the firm, he was a senior portfolio analyst at Merrill Lynch Asset Management. Mr. Jedlicka has a B.S. in agricultural and resource economics from the University of California, Davis.

Raphael Edelman	2016	Mr. Edelman is a portfolio manager, a director and CIO US Large Cap Core Growth with Allianz Global Investors, which he joined in 2004. He has 31 years of investment-industry experience. Mr. Edelman previously worked at Alliance Capital Management, where he developed a large-cap equity product and managed institutional portfolios; before that, he was a research analyst specializing in the consumer products and services sector. He has a B.A. in history from Columbia College and an M.B.A. in finance from New York University.

*	Effective on or about June 30, 2016, Mr. Migliori will no longer serve as a portfolio manager of the Fund and Ms. Hiatt will assume the role of lead portfolio manager of the Fund.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 29, 2016

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015)

Disclosure Relating to AllianzGI Focused Growth Fund

The subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to indicate that Raphael Edelman has been added as a portfolio manager of AllianzGI Focused Growth Fund (the “Fund”). Effective on or about June 30, 2016, the subsection will also be revised to reflect that Scott T. Migliori will no longer serve as a portfolio manager of the Fund and Karen Hiatt will assume the role of lead portfolio manager of the Fund.

Information regarding other accounts managed by Mr. Edelman, as well as his ownership of securities of the Fund, each as of December 31, 2015, is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raphael Edelman	1	16.5	6	1,155.1	1	10.0
Accounts and Assets for which Advisory Fee is Based on Performance
Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raphael Edelman	0	0	0	0	0	0

Securities Ownership

AllianzGI Focused Growth Fund	Dollar Range of Equity Securities
Raphael Edelman	$100,001-$500,000

Please retain this Supplement for future reference.